Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2012
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 16 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION                                          BALANCE SHEETS

	December 31,
	2012	2011
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$1,120	$1,230
Securities available for sale	319	238
Investment in bank subsidiary	88,412	84,187
Other assets	3,591	3,434
	$93,442	$89,089
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	$1,021	$1,028
Stockholders' equity	92,421	88,061
	$93,442	$89,089

STATEMENTS OF INCOME

	Years Ended December 31,
	2012	2011	2010
Income:	(In Thousands)
Dividends from bank subsidiary	$3,971	$16,496	$3,120
Other interest income	6	9	17
Net realized gain on sales of securities	73	-	66
	4,050	16,505	3,203
Expenses	296	980	323
	3,754	15,525	2,880
Income tax benefit	(74)	(290)	(82)
	3,828	15,815	2,962
Equity in undistributed earnings of subsidiary	4,575	(8,459)	4,351
Net Income	$8,403	$7,356	$7,313
Comprehensive Income	$7,885	$9,534	$6,360

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$8,403	$7,356	$7,313
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,575)	8,459	(4,351)
Net gains on sales of securities	(68)	—	(66)
Other, net	(181)	(506)	(144)
Net Cash Provided by Operating Activities	3,579	15,309	2,752

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	114	—	166
Outlays for business acquisitions	—	(10,518)	—
Purchase of securities	(185)	—	—
Net Cash Provided by (used in) Investing Activities	(71)	(10,518)	166

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	455	51	163
Tax benefit of stock options exercised	30	5	34
ESOP purchase of shares from treasury stock	149	153	156
Acquisition of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,618)	(3,907)	(3,269)
Net Increase (Decrease) in Cash and Cash Equivalents	(110)	884	(351)

CASH AND CASH EQUIVALENTS - BEGINNING	1,230	346	697
CASH AND CASH EQUIVALENTS - ENDING	$1,120	$1,230	$346